ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
ACQUISITIONS

23. ACQUISITIONS

The Group did not enter into any acquisition during the year ended December 31, 2013.In 2011 and 2012, the Group entered into 7 and 1 acquisitions, respectively. The following table summarizes the business combinations completed during the years ended December 31, 2011 and 2012.

		Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
			RMB	RMB	RMB	RMB

Entities acquired during the year ended December 31, 2011
(1)	Guangzhou ZS Career Enhancement	Jan 1, 2011	96,644	87,147	19,800	5,233
(2)	Jinan Wangrong Investment Consulting Co., Ltd (“Jinan WR Career Enhancement”)	Jan 5, 2011	50,278	38,363	13,800	920
(3)	Hebei YL Career Enhancement	Jan 13, 2011	89,796	74,929	14,276	4,660
(4)	Chongqing Xiate Technology and Development Co., Ltd (“Chongqing XT Career Enhancement”)	Jan 21, 2011	34,739	26,743	9,227	310
(5)	Beijing Haidian Xin’ganxian Training School and Beijing Huairou Xin’ganxian Training School (“Beijing XGX Tutoring”)	March 10, 2011	34,531	27,771	6,400	1,923
(6)	Genesis Career Enhancement	May 1, 2011	53,185	39,781	19,300	5,270
(7)	Beijing JT Tutoring	Jul 12, 2011	80,000	72,495	—	10,295
		Sub-total	439,173	367,229	82,803	28,611

Entities acquired during the year ended December 31, 2012
(8)	Sixteen tutoring centers	Jan 1, 2012	94,938	70,580	—	7,700

For the acquisitions completed in 2011 and 2012, the purchase price only consisted of cash consideration. The acquisition date is determined based on the date at which the Group obtained control of the acquiree and the terms of the acquisition were agreed with the seller. Management of the Group is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers.

The Group will recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period shall not exceed one year from the acquisition date. Further, any associated restructuring costs will be expensed in future periods. Goodwill represents the excess of costs over the fair value of assets and liabilities of businesses acquired. The goodwill acquired resulted primarily from the Group’s expected synergies from the integration of businesses acquired into the Group’s service and product offerings.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

•                       Property and equipment-land was valued using the market approach; buildings and equipment were valued using the cost approach;

•                       Trade names were valued using the income approach, specifically the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;

•                       Customer relationships, Student populations and Cooperative agreements were valued using the income approach, specifically the excess earnings method;

•                       Favorable leases were valued using the income approach, specifically the cost-saving method; and

•                       All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

Acquisitions completed in 2011:

(1) Guangzhou ZS Career Enhancement

On January 1, 2011, Ambow Shanghai acquired a 95% equity interest in Guangzhou ZS Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Guangzhou ZS Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou ZS Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 96,644 was in cash consideration. The RMB 96,644 of total cash consideration less cash acquired of RMB 2,948 resulted in a net cash outlay of RMB 93,696.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	2,948
Accounts receivable	3,966
Prepaid and other current assets	4,273
Property and equipment	2,299
Intangible assets:
Trade name	19,800	Indefinite
Student population	5,200	3.0
Non-compete agreement	33	3.0
Goodwill	87,147
Total assets acquired	125,666
Deferred revenue	(11,726)
Other liabilities assumed	(7,799)
Deferred tax liability	(6,292)
Non-controlling interest	(3,205)
Total	96,644

Of the RMB 25,033 of acquired intangible assets, RMB 19,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,233 have a useful life of 3.0 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Guangzhou ZS Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(2) Jinan WR Career Enhancement

On January 5, 2011, Ambow Shanghai acquired a 100% equity interest in Jinan WR Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Jinan WR Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Jinan WR Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 50,278 was in cash consideration. The RMB 50,278 of total cash consideration less cash acquired of RMB 766 resulted in a net cash outlay of RMB 49,512.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	766
Accounts receivable	1,323
Prepaid and other current assets	1,269
Other non-current assets	11
Property and equipment	109
Intangible assets:
Trade name	13,800	Indefinite
Cooperative agreement	900	10.0
Non-compete agreement	20	3.0
Goodwill	38,363
Total assets acquired	56,561
Deferred revenue	(1,003)
Other liabilities assumed	(1,606)
Deferred tax liability	(3,674)
Total	50,278

Of the RMB 14,720 of acquired intangible assets, RMB 13,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 920 have an average useful life of 9.9 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Jinan WR Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(3) Hebei YL Career Enhancement

On January 13, 2011, Ambow Shanghai acquired a 100% equity interest in Hebei YL Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Hebei YL Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Hebei YL Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 89,796 was in cash consideration. The RMB 89,796 of total cash consideration less cash acquired of RMB 1,131 resulted in a net cash outlay of RMB 88,665.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,131
Accounts receivable	363
Prepaid and other current assets	3,267
Property and equipment	462
Intangible assets:
Trade name	14,276	Indefinite
Cooperative agreement	4,180	10.0
Non-compete agreement	480	3.0
Goodwill	74,929
Total assets acquired	99,088
Deferred revenue	(3,948)
Other liabilities assumed	(607)
Deferred tax liability	(4,737)
Total	89,796

Of the RMB 18,936 of acquired intangible assets, RMB 14,276 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 4,660 have an average useful life of 9.9 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Hebei YL Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(4) Chongqing XT Career Enhancement

On January 21, 2011, Ambow Shanghai acquired a 100% equity interest in Chongqing XT Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Chongqing XT Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Chongqing XT Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,739 was in cash consideration. The RMB 34,739 of total cash consideration less cash acquired of RMB 649 resulted in a net cash outlay of RMB 34,090.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	649
Accounts receivable	111
Prepaid and other current assets	2,156
Property and equipment	316
Intangible assets:
Trade name	9,227	Indefinite
Non-compete agreement	310	3.0
Goodwill	26,743
Total assets acquired	39,512
Deferred revenue	(1,020)
Other liabilities assumed	(1,444)
Deferred tax liability	(2,309)
Total	34,739

Of the RMB 9,537 of acquired intangible assets, RMB 9,227 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 310 have a useful life of 3.0 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Chongqing XT Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(5) Beijing XGX Tutoring

On March 10, 2011, Ambow Sihua acquired a 100% equity interest in Beijing XGX Tutoring, an entity engaged in providing exam preparation tutorial classes for students wishing to retake the national high school entrance exam or college entrance examination. The Group believes the acquisition of Beijing XGX Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing XGX Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,531 was in cash consideration. The RMB 34,531 of total cash consideration less cash acquired of RMB 1,996 resulted in a net cash outlay of RMB 32,535.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,996
Accounts receivable	96
Prepaid and other current assets	2,686
Property and equipment	104
Intangible assets:
Trade name	6,400	Indefinite
Student population	1,900	1.8
Non-compete agreement	23	3.0
Goodwill	27,771
Total assets acquired	40,976
Deferred revenue	(1,348)
Other liabilities assumed	(3,011)
Deferred tax liability	(2,086)
Total	34,531

Of the RMB 8,323 of acquired intangible assets, RMB 6,400 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 1,923 have an average useful life of 1.8 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Beijing XGX and the goodwill arising on its acquisition are classified within the Tutoring segment.

(6) Genesis Career Enhancement

On May 1, 2011, Ambow Shanghai acquired a 100% equity interest in Genesis Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Genesis Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Genesis Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 53,185 was in cash consideration. The RMB 53,185 of total cash consideration less cash acquired of RMB 9,422 resulted in a net cash outlay of RMB 43,763.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,422
Accounts receivable	6,461
Prepaid and other current assets*	10,258
Property and equipment	2,060
Intangible assets:
Trade name	19,300	Indefinite
Customer relationship	5,270	5.7
Goodwill	39,781
Total assets acquired	92,552
Deferred revenue	(4,400)
Dividend payable	(4,905)
Other liabilities assumed*	(23,731)
Deferred tax liability	(6,331)
Total	53,185

Of the RMB 24,570 of acquired intangible assets, RMB 19,300 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,270 have a useful life of 5.7 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Genesis Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

* The “Prepaid and other current assets” primarily relate to the shareholder transactions with the ex-owner. The “Other liabilities assumed” primarily relate to the payments made by the ex-owner on behalf of the acquiree.

(7) Beijing JT Tutoring

On July 12, 2011, Ambow Sihua acquired a 100% equity interest in Beijing JT Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Beijing JT Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing JT Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 80,000 was in cash consideration. The RMB 80,000 of total cash consideration less cash acquired of RMB 9,519 resulted in a net cash outlay of RMB 70,481.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,519
Accounts receivable	65
Prepaid and other current assets	1,703
Property and equipment	146
Intangible assets:
Student population	7,940	5.5
Non-compete agreement	2,355	4.5
Goodwill	72,495
Total assets acquired	94,223
Deferred revenue	(9,461)
Other liabilities assumed	(2,189)
Deferred tax liabilities	(2,573)
Total	80,000

The RMB 10,295 was assigned to amortizable intangible assets that have a useful life of 5.3 years. Goodwill is not deductible for tax purposes. For the purposes of presenting operating segments, Beijing JT Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

Acquisitions completed in 2012:

(8) Sixteen Training Centers

During the year ended December 31, 2012, the Group acquired 16 training centers from a third party contractor (See Note 11 (ii)). The acquisition of the 16 training centers was recognized as business combination. The transactions were completed as of March 31, 2012.The Group believes the acquisition of the sixteen training centers is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in PRC. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from the sixteen training centers and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 94,938 was in cash consideration.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	12,000
Prepaid and other current assets	8,942
Property and equipment	24,777
Intangible assets:
Student population	7,700	5.0
Goodwill	70,580
Total assets acquired	123,999
Deferred revenue	(20,942)
Deferred tax liabilities	(8,119)
Total	94,938

The RMB 7,700 was assigned to amortizable intangible assets that have a useful life of 5 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, the sixteen tutoring centers and the goodwill arising on its acquisition are classified within the Tutoring segment.

Training centers were set up in 2011.The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1st, 2011 is not presented because it is impracticable to do so.